Short-term and Long-term Debt - Aggregate Maturities of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 25,348	¥ 36,495
Within 1 year or on demand [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,126
More than 1 year but less than 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	17,081
More than 2 years but less than 3 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	3,009
More than 3 years but less than 4 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	984
More than 4 years but less than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	952
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 2,196